Other Receivables, Deposits and Prepayments, Net	6 Months Ended
Dec. 31, 2024
Other Receivables, Deposits and Prepayments, Net [Abstract]
OTHER RECEIVABLES, DEPOSITS AND PREPAYMENTS, NET
6.	OTHER RECEIVABLES, DEPOSITS AND PREPAYMENTS, NET

	December 31, 2024	June 30, 2024
	RM	RM
Other receivables	-	246,088
Deposits	4,312,711	9,034,225
Prepayments	124,084	192,880
	4,436,795	9,473,193
Less : impairment allowance	(4,000,000)	-
	436,795	9,473,193

(a)	Other receivables, deposits and prepayments are classified as financial assets measured at amortised cost.

(b)	The impairment loss for the six months ended December 31, 2024 result from delay in deposit refund. There was prolonged delay in a project progress and the deposit refund beyond normal refund period by one counterparty. The Company had multiple attempts to reach out to the counterparty, there was a lack of responsiveness from their end. In the absence of any communication regarding the deposit refund and decision of termination of project, the decision was made to impair the whole balance due from the counterparty.